RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances (Details) $ in Thousands	Dec. 31, 2025 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	$ 1,131
Other Liability, Related Party, Type [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current
Other Liability, Related Party, Name [Extensible Enumeration]	ABio-X Holdings, Inc. [Member]